Borrowings	12 Months Ended
Dec. 31, 2016
Loan borrowing
Borrowings
Borrowings

15.  Borrowings

	As of December 31,	As of December 31,
	2015	2016
	RMB	RMB
Short-term	2,194,957	2,912,867
Long-term, current portion	238,400	525,255

Subtotal	2,433,357	3,438,122
Long-term	2,461,017	2,701,438

Total	4,894,374	6,139,560

These loans are borrowed from various financial and non-financial institutions and all of them are for working capital and capital expenditure purpose. The borrowings outstanding as of December 31, 2015 and 2016 bore a weighted average interest rate of 5.70% and 4.64% per annum, respectively. The interest rates of unsecured short-term bank borrowings with principal amounts of RMB 1,880,277 and RMB 1,793,919 as of December 31, 2015 and 2016, respectively, ranged from 1.23% to 6.16% with a weighted average interest rate of 4.79% for 2015 and from 0.60% to 5.70% with a weighted average interest rate of 3.96% for 2016.

There were no short-term bank borrowings secured by restricted cash as of December 31, 2015. The interest rate of short-term bank borrowings secured by restricted cash with principal amounts of RMB 321,172 as of December 31, 2016 was 2.55% in 2016.

The interest rate of short-term bank borrowings secured by land use right, buildings, project assets, equity interest and related party with principal amount of RMB 307,468 and RMB 797,776 as of December 31, 2015 and 2016, ranged from 4.00% to 7.00% with a weighted average interest rate of 6.05% for 2015 and ranged from 1.90% to 6.09% with a weighted average interest rate of 4.77% for 2016.

The interest rate of unsecured long-term bank borrowings with principal amounts of RMB 429,229 and RMB 906,662 as of December 31, 2015 and 2016, respectively, ranged from 1.65% to 6.60% with a weighted average interest rate of 6.04% for 2015 and from 1.00% to 6.60% with a weighted average interest rate of 5.36% for 2016.

The interest rate of long-term bank borrowings secured by buildings, machineries and equipment, construction in progress, land use right, project assets, equity interest and restricted cash with principal amount of RMB 2,137,400 and RMB 2,320,031 as of December 31, 2015 and 2016, respectively, ranged from 1.65% to 7.01% with a weighted average interest rate of 6.28% for 2015 and from 2.20% to 7.01% with a weighted average interest rate of 5.14% for 2016.

There was no borrowing from non-financial institution as of December 31, 2016. There was a short-term and long-term borrowing from the non-financial institution—Huaneng Tiancheng Financing Lease Co., Ltd.(“Huaneng Tiancheng”) with principal amount of RMB 7,212 and RMB 132,788, secured by all the equity interest in Lincheng Jingneng as of December 31, 2015 whose interest rate is 7.10%. The borrowing from Huaneng Tiancheng was repaid in 2016.

The borrowings have 2-month to 182-month terms and expire at various times. The unused lines of credit were RMB 1,395,376, which were available as of December 31, 2016.

Interest incurred for borrowings for the years ended December 31, 2014, 2015 and 2016 amounted to RMB 267,718, RMB 274,476 and RMB 319,210 respectively, of which RMB 38,053, RMB 29,931 and RMB 36,828 was capitalized in the cost of property, plant and equipment and project assets.

As of December 31, 2016, the short-term bank borrowing of RMB 200,000 from Industrial Bank is secured by its buildings with the net book value of RMB 79,040; the short-term bank borrowing of RMB 90,784 from China Construction Bank is secured by its building with the net book value of RMB 95,011 and its land use right with the net book value of RMB 24,914; the short-term bank borrowing of RMB 80,000 from Huaxia Bank is secured by Yangzhou JA Property Co., Ltd.; the short-term bank borrowing of RMB 39,000 from China Construction Bank is secured by the building in JA Yangzhou with the net book value of RMB 66,824; the short-term bank borrowing of RMB 34,685 from Industrial and Commercial Bank of China is secured by the building with the net book value of RMB 238,501 in Shanghai Jinglong Solar Technology Co., Ltd., or Shanghai Jinglong; the short-term bank borrowing of RMB 50,000 from Shanghai Pudong Development Bank is secured by Donghai District Longhai Property Co., Ltd. (“Longhai Property”); the short-term bank borrowing of RMB 292,561 from Ping An Bank is secured by all of the equity interests in JA Yangzhou; the short-term bank borrowing of RMB 746 from 77 Bank is secured by its project assets with the net book value of RMB 894; the short-term bank borrowing of RMB 10,000 from China Construction Bank is secured by the building in JA Yangzhou with the net book value of RMB 26,017. The long-term entrusted loan of RMB 1,440,000 with Hefei High-Tech Industrial Development Zone Management Co., Ltd. is secured by buildings, machineries and equipment and construction in progress with the net book value of RMB 712,200 and land use rights with net book value of RMB 204,823 owned by JA Hefei Technology and all of the equity interests in JA Hefei Technology; the long-term bank borrowing of RMB 70,000 from Agriculture Bank of China is secured by its buildings with the net book value of RMB 238,501 and its land use right with the net book value of RMB 70,765, respectively; the long-term bank borrowing of RMB 546,000 from Industrial and Commercial Bank of China is secured by its project assets with the net book value of RMB 574,014; the long-term bank borrowing of RMB 250,500 from Industrial and Commercial Bank of China is secured by its project assets with the net book value of RMB 194,919; the long-term bank borrowing of RMB 13,531 from 77 Bank is secured by its project assets with the net book value of RMB 894.

There are three subsidiaries whose borrowing agreements include the restrictive financial covenants. For JA Hebei, the borrowing of RMB 194,000 from China Construction Bank should meet the criteria: 1) the gearing ratio should be no more than 55%; 2) the current ratio should be no less than 1.3; 3) the quick ratio should be no less than 1.1; 4) the external guarantee should be no more than 45% of net asset.

For JA Dunhuang, the borrowing of RMB 546,000 from Industrial and Commercial Bank of China should meet the criteria: 1) the percentage of bad debt provision in account receivable do not keep increase in two consecutive months; 2) the overdue accounts receivable for one customer is no more than 45% of the accounts receivable for this customer.

For JA Xingtai, the borrowing of RMB 90,000 from China Construction Bank should meet the criteria: 1) the gearing ratio should be no more than 80%; 2) the current ratio should be no less than 0.8; 3) the quick ratio should be no less than 0.5.

As of December 31, 2016, those three subsidiaries are in compliance with the financial covenants from the borrowing agreements.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2017	525,255
2018	992,643
2019	1,053,623
2020	86,243
Thereafter	568,929

Total	3,226,693